Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 61,916	$ 107,848